Basis of Preparation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,221,526)	$ (5,119,146)
Net cash used in operating activities	(1,851,711)	$ (4,307,486)
Working capital deficit	$ 1,100,000
Reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split